Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2016	Jan. 08, 2016	Jan. 04, 2016	Jun. 30, 2016	Feb. 28, 2015	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Related Party Transaction [Line Items]
Aggregate fees and expenses						$ 36	$ 8	$ 10	$ 10	$ 10
Transaction fees										2
Company purchased from affiliate										$ 12
Termination fee	$ 31
Cash distribution paid		$ 666
Cash distribution paid to Sponsors			$ 657
Line of credit outstanding amount		$ 314
Distribution declared and paid per share		$ 3.94				$ 3.94
Dividends payment description						The Company has no current plans to pay future dividends on its common stock, and has never paid dividends on its common stock, other than the January 2016 one-time cash distribution. Any decision to declare and pay dividends in the future will be made at the sole discretion of our Board of Directors, and could be limited by USF debt covenants.
KKR Capital Markets LLC [Member]
Related Party Transaction [Line Items]
Cost of services rendered in connection with debt refinancing transactions				$ 1
IPO [Member] | KKR Capital Markets LLC [Member]
Related Party Transaction [Line Items]
Underwriter discounts and commissions				$ 5
Entities Affiliated [Member]
Related Party Transaction [Line Items]
Percentage of Company's outstanding debt managed by affiliate						1.00%
Entities Affiliated [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of Company's outstanding debt managed by affiliate					5.00%
Entities Affiliated [Member] | Unsecured Senior Notes [Member]
Related Party Transaction [Line Items]
Senior notes, repurchase amount					$ 2
USF Credit Facility [Member]
Related Party Transaction [Line Items]
Line of credit outstanding amount		$ 314